Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 1,647,000	$ (46,000)
Reconciliation of net income (loss) to cash provided by operating activities:
Depreciation and amortization expense	3,112,000	2,909,000
Amortization of debt issuance costs	42,000	42,000
Compensation costs - stock options	5,000	6,000
Provision for doubtful accounts	36,000	40,000
Gain from disposal of equipment	(10,000)	(38,000)
Gain on debt extinguishment	(1,964,000)	(801,000)
Change in operating assets and liabilities:
Accounts receivable	(1,225,000)	3,225,000
Unbilled membership dues receivable	7,000	17,000
Inventories	(195,000)	(97,000)
Prepaid expenses	(266,000)	(5,000)
Other assets, net	(25,000)	(62,000)
Accounts payable	796,000	(2,769,000)
Accrued payroll and other compensation	(12,000)	(152,000)
Accrued income taxes	24,000	(50,000)
Other accrued taxes	80,000	27,000
Deferred membership dues revenue	167,000	43,000
Other liabilities and accrued expenses	144,000	282,000
Net cash provided by operating activities	2,363,000	2,571,000
Cash flows from investing activities:
Capital expenditures	(4,424,000)	(4,549,000)
Proceeds from disposal of equipment	3,000	38,000
Net cash used in investing activities	(4,421,000)	(4,511,000)
Cash flows from financing activities:
Proceeds under Paycheck Protection Program loans	0	2,765,000
Principal payments on term loan facilities	(1,111,000)	(1,056,000)
Principal payments on finance lease obligations	(334,000)	(348,000)
Proceeds from exercise of employee stock options	0	43,000
Net cash (used in) provided by financing activities	(1,087,000)	1,404,000
Decrease in cash, cash equivalents and restricted cash	(3,145,000)	(536,000)
Cash, cash equivalents and restricted cash at beginning of year	8,095,000	8,631,000
Cash, cash equivalents and restricted cash at end of year	4,950,000	8,095,000
Significant non-cash operating and investing activities:
Capital expenditures included in accounts payable	271,000	147,000
Significant non-cash investing and financing activities:
Operating lease right-of-use assets in exchange for lease obligations	498,000	948,000
Finance lease obligations incurred	104,000	391,000
Cash paid during the year for interest	1,130,000	1,156,000
Cash paid during the year for income taxes	65,000	148,000
Paycheck Protection Program CARES Act [Member]
Significant non-cash operating and financing activities:
Interest forgiven from Paycheck Protection Program Loans	17,000	4,000
Subsidiaries [Member]
Cash flows from financing activities:
Proceeds from subsidiary private placement offering	$ 358,000	$ 0